Taxation - Additional Information (Detail)		12 Months Ended
	Dec. 22, 2017	Dec. 31, 2018	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Oct. 31, 2017	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)
Income Taxes [Line Items]
Statutory tax rate	34.00%		25.00%	25.00%		25.00%	25.00%
Preferential enterprise income tax rate for three years			15.00%	15.00%
Increase (decrease) in valuation allowance			¥ (208,356,387)	$ (32,023,790)		¥ 30,374,578
Net operating loss carry forwards			539,900,000
Net operating loss carry forwards expiring In 2018			191,800,000
Net operating loss carry forwards expiring In 2019			46,400,000
Net operating loss carry forwards expiring In 2020			118,200,000
Net operating loss carry forwards expiring In 2021			105,400,000
Net operating loss carry forwards expiring In 2022			¥ 78,100,000
Withholding income tax rate for dividends from profits of foreign invested enterprises			10.00%	10.00%
Withholding income taxes for undistributed profits			¥ 0	$ 0		0	¥ 0
Deferred tax liability attributable to undistributed earnings of financial interests in VIEs			0			0	0	$ 0
Accumulated earnings			(3,015,968,137)			(2,897,802,287)		(463,545,816)
Unrecognized tax benefits			0			0	0	0
Significantly increase or decrease in unrecognized tax benefits within next twelve months			0					0
Income tax, statute of limitation, underpayment of tax liability to be considered as special circumstance			¥ 100,000
Income tax, statute of limitation under special circumstance			10 years	10 years
Scenario, Plan [Member]
Income Taxes [Line Items]
Statutory tax rate		21.00%
Minimum
Income Taxes [Line Items]
Income tax, statute of limitation			3 years	3 years
Minimum | Scenario 1
Income Taxes [Line Items]
Withholding income tax rate for dividends from profits of foreign invested enterprises			5.00%	5.00%
Percentage of beneficial interest owned			25.00%	25.00%
Maximum
Income Taxes [Line Items]
Income tax, statute of limitation			5 years	5 years
Maximum | Scenario 2
Income Taxes [Line Items]
Withholding income tax rate for dividends from profits of foreign invested enterprises			10.00%	10.00%
Percentage of beneficial interest owned			25.00%	25.00%
Variable Interest Entity, Primary Beneficiary
Income Taxes [Line Items]
Accumulated earnings			¥ 0			0	0	0
Subsidiaries and VIE subsidiaries in PRC
Income Taxes [Line Items]
Statutory tax rate			25.00%	25.00%
Shanghai The9 Information Technology Co., Ltd. ("Shanghai IT")
Income Taxes [Line Items]
Preferential enterprise income tax rate for three years					15.00%
Tax savings from reduced tax rate			¥ 0	$ 0		¥ 0	¥ 0
United states
Income Taxes [Line Items]
Statutory tax rate			34.00%	34.00%
State income tax rate			0.28%	0.28%
Federal tax
Income Taxes [Line Items]
Net operating loss carry forwards | $								137,900,000
Net operating loss carry forwards, expiration year			2028	2028
Tax credit available to offset future taxes payable | $								100,000
State income tax
Income Taxes [Line Items]
Net operating loss carry forwards | $								70,800,000
Net operating loss carry forwards, expiration year			2018	2018
Tax credit available to offset future taxes payable | $								$ 100,000
Foreign tax authority
Income Taxes [Line Items]
Foreign tax credit available to offset future taxes payable | $				$ 2,500,000
Tax credit available to offset future taxes payable, expiration date			2018	2018